Organization and Operations (Details Narrative) - shares	1 Months Ended		5 Months Ended
	Jul. 22, 2020	Jun. 15, 2020	Aug. 31, 2020
Common Stock Sold	2,433,332	317,389
Outstanding common stock			34,489,605
GSL Healthcare [Member]
Common Stock Sold			27,932,271
Percentage of Shares issued			88.00%
Owned entity Percentage			100.00%
Outstanding common stock			3,806,613